Restricted Cash (Details) - Schedule of restricted cash - USD ($)		Dec. 31, 2020		Dec. 31, 2019		Sep. 25, 2017
Schedule of restricted cash [Abstract]
Bank deposits used to pledge the bank acceptance notes and letters of credit issued by the Company ()	[1]			$ 695,548
Bank deposits judicially frozen by the court as a result of legal proceedings		182,515		890,403	[2]
Deposit in an escrow account ()			[3]	$ 500,000	[3]	$ 500,000

[1]	The cash is restricted for use over the terms of the bank acceptance notes and was used directly to settle the liabilities when the bank acceptance notes became due. As of December 31, 2020 and 2019, the Company had notes payable of $0 and $908,008, respectively.
[2]	Including $695,548 of bank deposits used to pledge the bank acceptance notes.
[3]	In connection with its initial public offering, the Company agreed to deposit $500,000 in a non-interest bearing escrow account to satisfy the potential indemnification obligation for two years following September 25, 2017. The Company received the deposit in full during the year ended December 31, 2020.